UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Massachusetts (97.1%)
Beverly MA GO	5.250%	11/1/12 (14)	1,925	2,071
Beverly MA GO	5.250%	11/1/13 (14)	1,855	2,059
Boston MA Convention Center Revenue	5.000%	5/1/18 (2)	4,975	5,140
Boston MA GO	5.000%	2/1/12 (14)(Prere.)	3,765	3,925
Boston MA GO	5.000%	3/1/16	7,295	8,395
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,028
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,364
Boston MA Special Obligation Revenue (Boston
City Hospital)	5.000%	8/1/17 (14)	2,000	2,058
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	295	315
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/25	3,725	4,037
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,053
Braintree MA GO	5.000%	5/15/27	4,000	4,172
Framingham MA Housing Authority Mortgage
Revenue (Beaver Terrace Apartments
Project)	6.200%	2/20/21	865	909
Framingham MA Housing Authority Mortgage
Revenue (Beaver Terrace Apartments
Project)	6.350%	2/20/32	2,000	2,024
Holyoke MA Gas & Electric Department
Revenue	5.000%	12/1/21 (14)	2,395	2,416
Littleton MA GO	5.000%	1/15/22 (14)	1,280	1,303
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/14 (Prere.)	5,000	5,638
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	14,500	14,953
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	5,325	5,961
Massachusetts Bay Transportation Authority
Revenue Sales Tax	5.000%	7/1/12 (Prere.)	3,000	3,179
Massachusetts Bay Transportation Authority
Revenue Sales Tax	5.000%	7/1/18 (Prere.)	10,000	11,740
Massachusetts Bay Transportation Authority
Revenue Sales Tax	5.250%	7/1/22	3,500	4,101
Massachusetts Bay Transportation Authority
Revenue Sales Tax	5.250%	7/1/33	15,000	16,068
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/14	5,000	5,637
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	2,450	2,905
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,316
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	5,325	6,194
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,485

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	2,500	2,931
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,311
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	387
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,000	3,392
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	3,850	4,124
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.320%	3/7/11	2,900	2,900
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	2,708
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.250%	3/7/11	3,900	3,900
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.260%	3/7/11	400	400
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,125
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,221
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,025
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/23	1,710	1,731
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	568
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	680	694
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	1,937
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,558
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	1,910
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,523
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	5,000	4,876
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	576
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	524
Massachusetts Development Finance Agency
Revenue (College of Pharmacy & Allied
Health Services)	5.750%	7/1/13 (Prere.)	1,000	1,127
Massachusetts Development Finance Agency
Revenue (Combined Jewish Philanthropies of
Greater Boston Inc. Project)	5.250%	2/1/22	2,650	2,756
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,237
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	4/1/13 (Prere.)	1,500	1,635

Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	5,330
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,077
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	1,000	1,059
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	2,000	2,048
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.250%	7/1/31	4,000	4,004
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,489
Massachusetts Development Finance Agency
Revenue (Neville Communities)	6.000%	6/20/44	1,500	1,601
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	3,991
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/33 (10)	3,000	2,653
Massachusetts Development Finance Agency
Revenue (Smith College)	5.000%	7/1/35	1,000	1,004
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	2,684
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	2,625
Massachusetts Development Finance Agency
Revenue (Western New England College)	5.875%	12/1/12 (Prere.)	540	585
Massachusetts Development Finance Agency
Revenue (Western New England College)	6.125%	12/1/12 (Prere.)	1,000	1,104
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	4,748
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,306
Massachusetts GO	5.000%	9/1/12	2,170	2,313
Massachusetts GO	5.000%	11/1/14	3,275	3,683
Massachusetts GO	5.000%	12/1/14 (Prere.)	3,150	3,537
Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	11,418
Massachusetts GO	5.000%	3/1/15 (4)(Prere.)	5,250	5,995
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	11,558
Massachusetts GO	5.000%	9/1/15 (Prere.)	2,000	2,312
Massachusetts GO	5.500%	10/1/15	17,990	20,855
Massachusetts GO	5.500%	11/1/17	5,000	5,927
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,940
Massachusetts GO	5.500%	10/1/18	4,955	5,904
Massachusetts GO	5.500%	8/1/19	5,000	5,966
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,387
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,194
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,624
Massachusetts GO	5.000%	8/1/20	4,185	4,712
Massachusetts GO	5.250%	8/1/21	5,870	6,866
Massachusetts GO	5.000%	8/1/22	4,500	4,921
Massachusetts GO	5.250%	8/1/22	5,000	5,831
Massachusetts GO	5.500%	12/1/23 (2)	4,000	4,737
Massachusetts GO	5.000%	3/1/26	5,000	5,270
Massachusetts GO	5.000%	8/1/28	4,535	4,700
Massachusetts GO	5.500%	8/1/30 (2)	11,500	12,820
Massachusetts GO	5.000%	8/1/37 (2)	5,000	5,016
Massachusetts GO VRDO	2.932%	3/1/11	8,455	8,455

Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.750%	7/1/33	5,000	5,007
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.240%	3/7/11 LOC	5,300	5,300
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	3,755	3,782
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/19 (14)	50	49
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	2,603
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/13	5,200	5,467
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	1,885
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,000	2,773
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,169
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.750%	7/1/12 (Prere.)	2,000	2,180
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,036
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.210%	3/1/11 LOC	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	4,580
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.125%	7/15/12 (Prere.)	1,730	1,839
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,000	1,279
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,353
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.125%	7/15/37	7,620	7,663
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	10,000	10,179
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood Memorial
Hospital) VRDO	0.220%	3/1/11 LOC	1,615	1,615
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,675
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,101
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	8,000	7,470
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts General
Hospital)	6.250%	7/1/12 (ETM)	165	169
Massachusetts Health & Educational Facilities
Authority Revenue (Milton Hospital)	5.500%	7/1/16	1,235	1,139

Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,799
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/21	6,765	8,103
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	5,000	5,662
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/32	5,000	5,741
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.200%	3/7/11	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.210%	3/1/11	3,050	3,050
Massachusetts Health & Educational Facilities
Authority Revenue (New England Medical
Center Hospital)	5.375%	5/15/12 (Prere.)	3,000	3,165
Massachusetts Health & Educational Facilities
Authority Revenue (New England Medical
Center Hospital)	5.375%	5/15/12 (Prere.)	2,580	2,727
Massachusetts Health & Educational Facilities
Authority Revenue (New England Medical
Center Hospital)	5.375%	5/15/13 (3)	1,255	1,283
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,348
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,598
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	2,856
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/11	2,080	2,099
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	5,000	5,030
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/47	2,500	2,221
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.230%	3/7/11	3,500	3,500
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,090	1,204
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,175	1,298
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	2,500	2,761
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	5,216
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,368
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.220%	3/1/11 LOC	7,300	7,300
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,109
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.210%	3/1/11	3,600	3,600

Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/14 (2)	1,000	1,002
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	6.500%	7/1/21	5,000	5,028
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	1,000	1,003
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts)	5.125%	10/1/27 (14)	1,850	1,860
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts/Worcester)	5.125%	10/1/11 (Prere.)	435	447
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts/Worcester)	5.250%	10/1/12 (Prere.)	4,000	4,294
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts/Worcester)	5.125%	10/1/23 (14)	565	567
2 Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College)	5.000%	7/1/23	2,400	2,544
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	3,000	3,060
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,500	1,322
Massachusetts Housing Finance Agency Single
Family Housing Revenue	5.125%	12/1/28	4,000	4,008
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/12 (14)	2,975	3,091
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/13 (14)	3,255	3,365
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/16 (14)	4,500	4,642
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,556
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	10,704
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/14 (4)	5,000	5,605
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18 (4)	10,000	11,111
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	15,000	15,798
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25 (4)	16,125	16,870
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26 (4)	8,000	8,294
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	8,500	8,672
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	5,000	5,066
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/32 (2)	9,360	9,248
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	6,000	6,006
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,000	4,526

Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	15,000	15,931
Massachusetts Special Obligation Revenue	5.000%	12/15/13 (4)	1,895	2,090
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	1,950
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	2,306
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	2,599
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	7,550	8,331
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/15 (Prere.)	4,460	5,194
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/16	6,110	7,093
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/16	5,000	5,788
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	614
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	5,000	5,906
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	5,000	5,861
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,189
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,955	2,325
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	1,180	1,381
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/22	3,500	4,147
Massachusetts Water Pollution Abatement Trust
Revenue	5.375%	8/1/27	2,565	2,572
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,694
Massachusetts Water Pollution Abatement Trust
Revenue	5.500%	8/1/29	1,000	1,003
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	5,550	6,123
Massachusetts Water Resources Authority
Revenue	6.000%	12/1/11 (14)	1,455	1,509
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	3,000	3,444
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/19 (4)	7,000	8,263
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,317
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,777
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,080
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	8,000	8,078
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	13,991

Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,358
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	5,000	5,021
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	11,370	11,418
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/36 (4)	2,520	2,603
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,000	2,004
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	7,990	7,993
Narragansett MA Regional School District GO	6.500%	6/1/13 (2)	1,210	1,228
Newton MA School District GO	4.500%	6/15/34	3,000	2,932
Pittsfield MA GO	5.000%	4/15/12 (Prere.)	1,000	1,062
University of Massachusetts Building Authority
Revenue	6.875%	5/1/14 (ETM)	1,000	1,112
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	2,000	2,314
University of Massachusetts Building Authority
Revenue	5.000%	11/1/21 (2)	5,680	5,980
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22 (2)	2,695	2,813
University of Massachusetts Building Authority
Revenue	5.000%	11/1/23 (2)	1,760	1,821
University of Massachusetts Building Authority
Revenue	5.000%	11/1/24 (2)	1,980	2,036
University of Massachusetts Building Authority
Revenue	5.000%	11/1/25 (2)	1,990	2,034
Worcester MA GO	5.500%	8/15/14 (14)	1,445	1,470
Worcester MA GO	5.500%	8/15/15 (14)	1,190	1,210
Worcester MA GO	5.250%	8/15/21 (14)	1,500	1,515
				879,482
Puerto Rico (2.2%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (14)	5,000	5,464
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,333
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/12 (3)	5,080	5,299
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/12 (Prere.)	1,100	1,167
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/36	400	357
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	2,015	2,108
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	665	696
Puerto Rico Public Finance Corp. Revenue	5.125%	6/1/24 (ETM)	2,155	2,383
				19,807
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,000	1,017
Total Tax-Exempt Municipal Bonds (Cost $895,335)				900,306
Total Investments (99.4%) (Cost $895,335)				900,306
Other Assets and Liabilities-Net (0.6%)				5,490
Net Assets (100%)				905,796

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the value of this security represented 0.3% of net assets.

2 Securities with a value of $742,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.

Massachusetts Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	900,306	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(56)	—	—
Total	(54)	900,306	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Massachusetts Tax-Exempt Fund

At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	June 2011	(56)	(12,225)	(20)
5-Year United States Treasury Note	June 2011	(114)	(13,331)	(36)
10-Year United States Treasury Note	June 2011	(184)	(21,905)	(70)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2011, the cost of investment securities for tax purposes was $896,180,000. Net unrealized appreciation of investment securities for tax purposes was $4,126,000, consisting of unrealized gains of $18,367,000 on securities that had risen in value since their purchase and $14,241,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.